Document and Entity Information	Feb. 23, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000012208
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	BIO-RAD LABORATORIES, INC.
Entity File Number	1-7928
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-1381833
Entity Address, Address Line One	1000 Alfred Nobel Dr.
Entity Address, City or Town	Hercules
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94547
City Area Code	(510)
Local Phone Number	724-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, Par Value $0.0001 per share
Trading Symbol	BIO
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, Par Value $0.0001 per share
Trading Symbol	BIOb
Security Exchange Name	NYSE